Business, Acquisition of Assets and Basis of Presentation - Additional Information (Detail)				12 Months Ended
	Sep. 30, 2015 USD ($)	Jun. 08, 2015	May. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	May. 20, 2015 USD ($)
Business Acquisition [Line Items]
Labour and other overhead costs				$ 264,000	$ 253,000
Percent of common stock				81.50%
Reverse stock split, description				On June 8, 2015, in connection with the reincorporation as a Delaware corporation, we effected a reverse stock split in which each common stock holder received one share of common stock for each every 12.174 shares then outstanding (the "Reverse Stock Split").
Reverse stock split ratio		12.174
Business Acquisition, acquisition cost				$ 1,000,000
Value of contingent consideration				$ 664,000
Total fair value consideration						$ 2,391,000
Amortization Period				10 years
Prostascint Business [Member]
Business Acquisition [Line Items]
Business Acquisition, acquisition cost			$ 1,000,000
Business Acquisition, liabilities incurred			500,000
Restructuring payment, contingent consideration				Aytu also will pay 8% as contingent consideration on its net sales made after October 31, 2017, payable up to a maximum aggregate payment of an additional $2.5 million.
Business Acquisition, future contingent payments			$ 2,500,000
Contingent consideration percentage			8.00%
Value of contingent consideration			$ 664,000
Total fair value consideration			$ 2,400,000
Prostascint Business [Member] | Scenario, Forecast [Member]
Business Acquisition [Line Items]
Business Acquisition, liabilities incurred	$ 227,000